ARTIO GLOBAL FUNDS
Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio U.S. Microcap Fund
Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund
Artio U.S. Multicap Fund
Artio Global Equity Fund Inc.
(collectively, the “Artio Global Funds”)

Supplement dated May 7, 2009 to the
Prospectus dated March 1, 2009

ARTIO INTERNATIONAL EQUITY FUND

In the section entitled, “Investment Strategies and Risks” on page 4, the following text is added as the second bullet of the sub-section, “Principal Investment Strategies”:

•	To achieve its investment goal the Fund may use derivatives to a very substantial extent.

In the section entitled, “Investment Strategies and Risks” on page 5, the second bullet of the sub-section, “Principal Investment Strategies” is replaced in its entirety with the following:

•
The Adviser uses both a bottom-up and top-down approach to select investments.  The Adviser generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets.  The Adviser generally uses a top-down approach for investments in emerging markets, indices and ETFs, focusing on economic and geopolitical factors in a given area.  The Adviser generally uses both a bottom-up and top-down approach in Japan.

In the section entitled, “Investment Strategies and Risks” on page 8, the third paragraph of the sub-section, “Principal Risks – Derivatives Risk” is replaced in its entirety with the following:

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

ARTIO INTERNATIONAL EQUITY FUND II

In the section entitled, “Investment Strategies and Risks” on page 9, the following text is added as the second bullet of the sub-section, “Principal Investment Strategies”:

•	To achieve its investment goal the Fund may use derivatives to a very substantial extent.

In the section entitled, “Investment Strategies and Risks” on page 10, the fourth bullet of the sub-section, “Principal Investment Strategies” is replaced in its entirety with the following:

•
The Adviser uses both a bottom-up and top-down approach to select investments.  The Adviser generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets.  The Adviser generally uses a top-down approach for investments in emerging markets, indices and ETFs, focusing on economic and geopolitical factors in a given area.  The Adviser generally uses both a bottom-up and top-down approach in Japan.

In the section entitled, “Investment Strategies and Risks” on page 14, the third paragraph of the sub-section, “Principal Risks – Derivatives Risk” is replaced in its entirety with the following:

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

ARTIO GLOBAL EQUITY FUND

In the section entitled, “Investment Strategies and Risks” on page 32, the following text is added as the second bullet of the sub-section, “Principal Investment Strategies”:

•	To achieve its investment goal the Fund may use derivatives to a very substantial extent.

In the section entitled, “Investment Strategies and Risks” on page 32 the sixth bullet of the sub-section, “Principal Investment Strategies” is replaced in its entirety with the following:

•
The Adviser uses both a bottom-up and top-down approach to select investments.  The Adviser generally uses a bottom-up approach that focuses on company specific factors for selecting securities in developed markets.  The Adviser generally uses a top-down approach for investments in emerging markets, indices and ETFs, focusing on economic and geopolitical factors in a given area.  The Adviser generally uses both a bottom-up and top-down approach in Japan.

In the section entitled, “Investment Strategies and Risks” on page 36, the third paragraph of the sub-section, “Principal Risks – Derivatives Risk” is replaced in its entirety with the following:

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

ALL FUNDS

In the section entitled, “Portfolio Holdings” on page 97, the first sentence of the second paragraph is replaced in its entirety with the following:

A Fund’s top ten holdings and other information as of month-end are available and are posted on the Funds’ website at www.artiofunds.com no earlier than five calendar days after such month’s end.

ARTIO GLOBAL FUNDS
Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio U.S. Microcap Fund
Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund
Artio U.S. Multicap Fund
Artio Global Equity Fund Inc.
(collectively, the “Artio Global Funds”)

Supplement dated May 7, 2009 to the
Statement of Additional Information dated March 1, 2009

ARTIO INTERNATIONAL EQUITY FUND

In the section entitled, “Description of the Funds, Their Investments and Risks” on page 3, the following text is added as the fourth sentence of the first paragraph of the sub-section, “Portfolio Investments”:

To achieve its investment goal the Fund may use derivatives to a very substantial extent.

ARTIO INTERNATIONAL EQUITY FUND II

In the section entitled, “Description of the Funds, Their Investments and Risks” on page 5, the following text is added as the fourth sentence of the first paragraph of the sub-section, “Portfolio Investments”:

To achieve its investment goal the Fund may use derivatives to a very substantial extent.

ARTIO GLOBAL EQUITY FUND

In the section entitled, “Description of the Funds, Their Investments and Risks” on page 11, the following text is added as the third sentence of the first paragraph of the sub-section, “Portfolio Investments”:

To achieve its investment goal the Fund may use derivatives to a very substantial extent.

ALL FUNDS

In the section entitled, “Common Investment Strategies” on page 16, the last sentence of the first paragraph of the sub-section, “Derivatives” is replaced in its entirety with the following:

A Fund may substantially increase its use of derivatives in response to unusual market conditions.

In the section entitled, “Disclosure of the Funds’ Portfolio Holdings” on page 46, the first sentence of the second paragraph is replaced in its entirety with the following:

A Fund’s top ten holdings and other information as of month-end are available and are posted on the Funds’ website at www.artiofunds.com no earlier than five calendar days after such month’s end.

In the section entitled, “Management of the Funds” on page 55, the first sentence of the first paragraph is replaced in its entirety with the following:

Both the Trust and Global Equity Fund have Nominating Committees that are comprised of Messrs. Wolfram (Chairman), Kaplan and Bernheim, who are Independent Board members.

In the section entitled, “Management of the Funds” on page 56, the fourth full paragraph is replaced in its entirety with the following:

Both the Trust and Global Equity Fund have Annual Advisory Contract Review Committees, which are comprised of Messrs. Gibbons (Chairman) and Kaplan.  In addition to other responsibilities, the Annual Advisory Contract Review Committees shall gather and review information necessary to evaluate the terms of the advisory agreements on an annual basis prior to the submission of the advisory agreement to the full Board for approval.  The Annual Advisory Contract Review Committees met once during the fiscal year ended October 31, 2008.  The Annual Advisory Contract Review Committees meet as necessary.